Intangible Assets (Future Amortization) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Future Amortization
2013	$ 15,913
2014	12,479
2015	1,043
2016	1,043
2017	1,043
Thereafter	28,158
Intangible assets, net	$ 59,679
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Amortizing intangibles, weighted-average remaining useful life	2 years
Future Amortization
2013	$ 14,870
2014	11,436
2015	0
2016	0
2017	0
Thereafter	0
Intangible assets, net	$ 26,306
Favorable Lease Rates
Finite-Lived Intangible Assets [Line Items]
Amortizing intangibles, weighted-average remaining useful life	43 years 9 months 18 days
Future Amortization
2013	$ 1,043
2014	1,043
2015	1,043
2016	1,043
2017	1,043
Thereafter	28,158
Intangible assets, net	$ 33,373